UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-4337
HERITAGE CASH TRUST
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 567-8143
STEVEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)
Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments

Heritage Cash Trust -- Money Market Fund
Investment Portfolio
May 31, 2008
(unaudited)
	Principal		% of
	amount		net
Commercial paper and short-term notes - 78.1%	(in thousands)	Value	assets
Domestic - 46.5%
Banks - 12.1%
Bank of America Corporation, 2.38%, 06/05/08	$ 25,000	$ 24,993,389	0.6%
Bank of America Corporation, 2.10%, 06/09/08	20,000	19,990,667	0.5%
Bank of America Corporation, 2.60%, 06/16/08	50,000	49,945,833	1.1%
Bank of America Corporation, 2.25%, 07/07/08	25,000	24,943,750	0.6%
Bank of America Corporation, 2.30%, 07/07/08	20,000	19,954,000	0.5%
J.P. Morgan Chase & Company, Inc., 2.43%, 06/06/08	39,600	39,586,635	0.9%
J.P. Morgan Chase & Company, Inc., 2.10%, 06/20/08	20,400	20,377,390	0.5%
J.P. Morgan Chase & Company, Inc., 2.10%, 06/27/08	40,000	39,939,333	0.9%
Societe Generale North America, 2.85%, 06/02/08	31,000	30,997,546	0.7%
Societe Generale North America, 2.50%, 06/06/08	19,800	19,793,125	0.5%
State Street Corporation, 2.65%, 06/09/08	50,000	49,970,556	1.1%
State Street Corporation, 2.57%, 06/24/08	50,000	49,917,903	1.1%
Wells Fargo & Company, 2.15%, 06/26/08	40,000	39,940,278	0.9%
Wells Fargo & Company Note, 2.15%, 06/02/08	50,000	50,000,000	1.1%
Wells Fargo & Company Note, 2.15%, 06/10/08	50,000	50,000,000	1.1%
Beverages - 2.2%
The Coca-Cola Company, 2.00%, 06/02/08 (c)	15,000	14,999,167	0.3%
The Coca-Cola Company, 2.00%, 06/16/08 (c)	25,000	24,979,167	0.6%
The Coca-Cola Company, 2.00%, 06/19/08 (c)	50,000	49,950,000	1.1%
The Coca-Cola Company, 2.00%, 06/23/08 (c)	10,000	9,987,778	0.2%
Chemicals - 2.3%
E.I. du Pont de Nemours and Company, 2.00%, 06/09/08 (c)	35,000	34,984,444	0.8%
E.I. du Pont de Nemours and Company, 2.01%, 06/19/08 (c)	47,444	47,396,319	1.1%
E.I. du Pont de Nemours and Company, 2.01%, 06/27/08 (c)	17,556	17,530,515	0.4%
Cosmetics/Personal care - 6.9%
Colgate-Palmolive Company, 1.98%, 06/03/08 (c)	28,000	27,996,920	0.6%
Colgate-Palmolive Company, 2.00%, 06/05/08 (c)	60,000	59,986,667	1.4%
Colgate-Palmolive Company, 2.01%, 06/27/08 (c)	35,052	35,001,116	0.8%
Kimberly-Clark Worldwide, 1.97%, 06/11/08 (c)	21,343	21,331,321	0.5%
Kimberly-Clark Worldwide, 1.99%, 06/26/08 (c)	27,000	26,962,781	0.6%
Procter & Gamble International Funding, 2.10%, 06/03/08 (c)	31,050	31,046,378	0.7%
Procter & Gamble International Funding, 2.06%, 07/01/08 (c)	25,000	24,957,083	0.6%
Procter & Gamble International Funding, 2.15%, 07/08/08 (c)	25,000	24,944,757	0.6%
The Procter & Gamble Company, 1.98%, 06/17/08 (c)	37,000	36,967,440	0.8%
The Procter & Gamble Company, 2.01%, 06/27/08 (c)	14,000	13,979,677	0.3%
Diversified manufacturer - 6.3%
3M Company, 1.95%, 06/18/08	50,880	50,833,148	1.2%
3M Company, 1.98%, 06/18/08	40,000	39,962,600	0.9%
3M Company, 2.01%, 06/26/08	40,000	39,944,167	0.9%
General Electric Capital Corporation, 2.29%, 07/18/08	50,000	49,850,514	1.1%
General Electric Company, 2.42%, 06/13/08	50,000	49,959,667	1.1%
General Electric Company, 2.17%, 06/27/08	50,000	49,921,639	1.1%
Electronic components & equipment - 1.0%
Emerson Electric Company, 1.97%, 06/02/08 (c)	17,500	17,499,042	0.4%
Emerson Electric Company, 2.15%, 06/09/08 (c)	25,000	24,988,056	0.6%
Financial services - 1.5%
Citigroup Funding Inc., 2.15%, 06/12/08	25,000	24,983,576	0.6%
Citigroup Funding Inc., 2.15%, 06/19/08	40,000	39,957,000	0.9%
Healthcare products - 2.1%
Johnson & Johnson, 1.95%, 07/01/08 (c)	30,000	29,951,250	0.7%
Johnson & Johnson, 1.97%, 07/01/08 (c)	40,000	39,934,333	0.9%
Johnson & Johnson, 2.00%, 07/09/08 (c)	20,000	19,957,778	0.5%
Office/Business equipment - 0.5%
Pitney Bowes, Inc., 2.20%, 06/03/08 (c)	20,000	19,997,556	0.5%
Oil & gas - 3.9%
Chevron Funding Corporation, 2.30%, 06/04/08	50,000	49,990,417	1.1%
Chevron Funding Corporation, 2.10%, 06/10/08	50,000	49,973,750	1.1%
Chevron Funding Corporation, 2.07%, 07/10/08	50,000	49,887,875	1.1%
Shell International Finance BV, 2.10%, 06/12/08 (c)	26,000	25,983,317	0.6%
Pharmaceuticals - 5.7%
Abbott Laboratories, 1.98%, 06/12/08 (c)	15,360	15,350,707	0.3%
Abbott Laboratories, 2.06%, 06/13/08 (c)	20,000	19,986,267	0.5%
Abbott Laboratories, 1.98%, 06/17/08 (c)	21,483	21,464,095	0.5%
Abbott Laboratories, 1.97%, 07/01/08 (c)	40,000	39,934,333	0.9%
Abbott Laboratories, 1.98%, 07/02/08 (c)	33,157	33,100,467	0.8%
Abbott Laboratories, 2.00%, 07/21/08 (c)	20,000	19,944,444	0.5%
Pfizer Investment Capital Ltd, 2.12%, 06/12/08 (c)	19,344	19,331,469	0.4%
Pfizer Investment Capital Ltd, 2.08%, 06/19/08 (c)	30,000	29,968,800	0.7%
Pfizer Investment Capital Ltd, 2.08%, 06/24/08 (c)	25,000	24,966,778	0.6%
Pfizer Investment Capital Ltd, 2.09%, 06/26/08 (c)	20,000	19,970,972	0.5%
Retail - 2.0%
Wal-Mart Stores Inc., 2.09%, 06/03/08 (c)	30,000	29,996,517	0.7%
Wal-Mart Stores Inc., 1.96%, 06/24/08 (c)	63,000	62,921,110	1.3%
Total domestic commercial paper and
short-term notes (cost $2,043,863,579)		2,043,863,579	46.5%
Foreign - 31.6% (a)
Banks - 14.0%
ABN AMRO North America Finance Inc., 2.60%, 06/09/08	30,000	29,982,667	0.7%
ABN AMRO North America Finance Inc., 2.35%, 06/23/08	23,700	23,665,964	0.5%
Barclays U.S. Funding Corporation, 2.67%, 06/30/08	50,000	49,892,458	1.1%
Danske Corporation, 2.35%, 06/10/08 (c)	16,100	16,090,541	0.4%
Danske Corporation, 2.48%, 06/10/08 (c)	50,000	49,969,000	1.1%
Danske Corporation, 2.38%, 06/19/08 (c)	25,000	24,970,250	0.6%
Deutsche Bank Financial Inc., 2.49%, 06/05/08	50,000	49,986,167	1.1%
Deutsche Bank Financial Inc., 2.22%, 06/20/08	25,000	24,970,708	0.6%
Deutsche Bank Financial Inc., 2.19%, 06/23/08	25,000	24,966,542	0.6%
KFW International Finance, 2.10%, 06/03/08 (c)	40,000	39,995,333	0.9%
KFW International Finance, 2.10%, 06/06/08 (c)	30,000	29,991,250	0.7%
KFW International Finance, 2.07%, 07/11/08 (c)	29,905	29,836,219	0.7%
Rabobank USA Financial Corporation, 2.38%, 06/17/08	50,000	49,947,111	1.1%
Rabobank USA Financial Corporation, 2.34%, 06/18/08	50,000	49,944,750	1.1%
Royal Bank of Scotland, 2.58%, 06/03/08	28,750	28,745,879	0.7%
Royal Bank of Scotland, 2.18%, 06/25/08	25,000	24,963,667	0.6%
UBS Finance Delaware, LLC, 2.35%, 06/02/08	16,050	16,048,952	0.4%
UBS Finance Delaware, LLC, 2.47%, 06/05/08	24,550	24,543,262	0.6%
UBS Finance Delaware, LLC, 2.28%, 06/30/08	20,000	19,963,267	0.5%
Food - 5.6%
Nestle Capital Corporation, 2.31%, 06/02/08 (c)	25,000	24,998,396	0.6%
Nestle Capital Corporation, 2.09%, 06/06/08 (c)	14,000	13,995,936	0.3%
Nestle Capital Corporation, 2.01%, 06/09/08 (c)	20,109	20,100,018	0.5%
Nestle Capital Corporation, 2.00%, 06/12/08 (c)	35,000	34,978,611	0.8%
Nestle Capital Corporation, 2.13%, 06/13/08 (c)	21,000	20,985,090	0.5%
Nestle Capital Corporation, 2.01%, 07/07/08 (c)	25,000	24,949,750	0.6%
Unilever Capital Corporation, 2.03%, 06/13/08 (c)	30,000	29,979,700	0.7%
Unilever Capital Corporation, 2.05%, 06/16/08 (c)	30,000	29,974,375	0.7%
Unilever Capital Corporation, 2.08%, 06/23/08 (c)	40,000	39,949,156	0.9%
Financial services 5.6%
Siemens Capital Corporation, 2.15%, 06/13/08 (c)	30,000	29,978,500	0.7%
Siemens Capital Corporation, 2.20%, 06/16/08 (c)	20,000	19,981,667	0.5%
Siemens Capital Corporation, 2.06%, 06/30/08 (c)	50,000	49,917,028	1.0%
Toyota Motor Credit Corporation, 2.50%, 06/11/08	50,000	49,965,278	1.1%
Toyota Motor Credit Corporation, 2.45%, 06/20/08	60,000	59,922,417	1.4%
Toyota Motor Credit Corporation, 2.30%, 07/03/08	40,000	39,918,222	0.9%
Pharmaceuticals - 3.8%
Novartis Finance Corporation, 2.02%, 06/17/08 (c)	30,000	29,973,067	0.7%
Novartis Finance Corporation, 2.00%, 06/20/08 (c)	30,000	29,968,333	0.7%
Novartis Finance Corporation, 2.00%, 06/23/08 (c)	30,566	30,528,642	0.7%
Novartis Finance Corporation, 2.03%, 06/23/08 (c)	11,634	11,619,567	0.3%
Novartis Finance Corporation, 2.31%, 07/21/08 (c)	30,000	29,903,750	0.7%
SmithKline Beecham Corporation, 2.30%, 06/04/08 (c)	30,000	29,994,250	0.7%
Regional agencies - 2.6%
Export Development Canada, 1.97%, 06/13/08	35,500	35,476,688	0.8%
Export Development Canada, 2.00%, 07/08/08	40,000	39,917,778	0.8%
The Canadian Wheat Board, 2.05%, 06/17/08	25,000	24,977,222	0.5%
The Canadian Wheat Board, 1.99%, 07/09/08	25,000	24,947,486	0.5%
Total foreign commercial paper and
short-term notes (cost $1,385,374,914)		1,385,374,914	31.6%
Total commercial paper and short-term
notes (cost $3,429,238,493)		3,429,238,493	78.1%
U.S. Government-sponsored enterprise obligations - 22.2%
Fannie Mae, 2.05%, 06/11/08	31,966	31,947,797	0.7%
Fannie Mae, 2.15%, 06/11/08	60,000	59,964,167	1.4%
Fannie Mae, 2.03%, 06/25/08	50,000	49,932,333	1.1%
Fannie Mae, 2.00%, 08/18/08	40,000	39,826,667	0.9%
Federal Farm Credit Banks, 2.00%, 06/06/08	30,000	29,991,667	0.7%
Federal Home Loan Bank, 2.05%, 06/11/08	70,000	69,960,139	1.6%
Federal Home Loan Bank, 2.07%, 06/20/08	40,000	39,956,300	0.9%
Federal Home Loan Bank, 1.96%, 07/02/08	30,000	29,949,367	0.7%
Federal Home Loan Bank, 1.98%, 07/02/08	40,000	39,931,800	0.9%
Federal Home Loan Bank, 1.98%, 07/07/08	49,000	48,902,980	1.1%
Federal Home Loan Bank, 2.00%, 07/23/08	40,000	39,884,444	0.9%
Federal Home Loan Bank, 2.07%, 07/25/08	95,000	94,704,942	2.1%
Federal Home Loan Bank Note, 2.90%, 03/05/09 (callable on 09/05/08)	17,500	17,500,000	0.4%
Federal Home Loan Bank Note, 2.90%, 03/20/09 (callable quarterly)	40,000	40,000,000	0.9%
Freddie Mac, 1.72%, 06/02/08	40,000	39,998,089	0.9%
Freddie Mac, 2.10%, 06/02/08	50,000	49,997,083	1.1%
Freddie Mac, 2.02%, 07/11/08	40,000	39,910,222	0.9%
Freddie Mac, 1.98%, 07/21/08	40,000	39,890,000	0.9%
Freddie Mac, 2.02%, 07/21/08	63,000	62,823,250	1.5%
Freddie Mac, 2.05%, 07/21/08	41,000	40,883,264	0.9%
Freddie Mac, 2.02%, 07/28/08	38,000	37,878,460	0.9%
Freddie Mac Note, 2.92%, 03/30/09 (callable quarterly)	30,000	30,000,000	0.8%
Total U.S. Government-sponsored enterprise
obligations (cost $973,832,971)		973,832,971	22.2%
Total investment portfolio excluding
repurchase agreement (cost $4,403,071,464)		4,403,071,464	100.3%
Repurchase agreement - 0.1%
Repurchase agreement with Fixed Income
Clearing Corporation, dated May 30, 2008 @
1.98% to be repurchased at $4,598,759 on
June 2, 2008, collateralized by
$3,420,000 United States Treasury Bonds,
8.875% due August 15, 2017,
(market value $4,739,824 including interest)
(cost $4,598,000)		4,598,000	0.1%
Total investment portfolio (cost $4,407,669,464) (b)		4,407,669,464	100.4%
Other assets and liabilities, net,		(18,143,816)	-0.4%
Net assets		$ 4,389,525,648	100.0%

(a) U.S. dollar denominated. (b) The aggregate identified cost for federal income tax purposes is the same. (c) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2008, the aggregate value of these securities was $1,710,877,250 or 39.0% of the net assets of the fund.

Heritage Cash Trust -- Municipal Money Market Fund
Investment Portfolio
May 31, 2008
(unaudited)

	Principal
	amount		% of net
Notes, bonds & variable rate demand notes - 95.7% (a)	(in thousands)	Value	assets
Alabama - 1.5%
Huntsville, 1.65%, Series 02G, 06/05/08, LOC: Regions Bank (b)	$ 6,700	$ 6,700,000	0.4%
Infirmary Health System Special Care Facilities Financing Authority, 1.57%, Series 06A, 06/04/08, LOC: Bank of Nova Scotia (b)	1,500	1,500,000	0.1%
Infirmary Health System Special Care Facilities Financing Authority, 1.60%, Series B, 06/04/08, LOC: Regions Bank (b)	10,400	10,400,000	0.6%
Washington County, 1.65%, Bay Gas Storage Co. Ltd Project, 06/04/08, LOC: Regions Bank (b)	9,350	9,350,000	0.5%
Alaska - 3.7%
Alaska, GO, 5.50%, FSA, Series 03A, 08/01/08	2,000	2,006,751	0.1%
Valdez, 1.30%, BP Amoco Inc. Project, Series 03A, 06/02/08 (b)	20,285	20,285,000	1.1%
Valdez, 1.30%, BP Amoco Inc. Project, Series 03B, 06/02/08 (b)	18,300	18,300,000	1.0%
Valdez, 1.30%, BP Amoco Inc. Project, Series 03C, 06/02/08 (b)	26,200	26,200,000	1.5%
Arizona - 0.3%
Maricopa County Unified School District, 4.25%, School District 69 Project, FSA, Series 05B, 07/01/08	1,600	1,600,609	0.1%
Scottsdale Industrial Development Authority, 1.60%, Notre Dame Prep School Project, Series 01, 06/05/08, LOC: Bank One, N.A. (b)	4,542	4,542,000	0.3%
California - 0.3%
Abag Finance Authority for Nonprofit Corporations, 1.55%, Marin Country Day School Project, 06/05/08, LOC: U.S. Bank, N.A. (b)	1,115	1,115,000	0.1%
California School Facilities Financing Corporation, 1.35%, Capital Improvement Financing Project, Series 99C, 06/04/08, LOC: KBC Bank (b)	1,665	1,665,000	0.1%
San Diego County, 1.35%, San Diego Foundation Project, Series 06, 06/05/08, LOC: U.S. Bank, N.A. (b)	1,375	1,375,000	0.1%
San Diego County, 1.37%, 06/05/08, LOC: Allied Irish Banks (b)	1,300	1,300,000	0.1%
Colorado - 3.5%
Broomfield Urban Renewal Authority, 1.62%, Series 05, 06/05/08, LOC: BNP Paribas (b)	4,100	4,100,000	0.2%
Colorado Education Loan Program, 3.50%, Tax & Revenue Anticipation Notes, Series 07B, 08/05/08	10,000	10,009,920	0.6%
Colorado Educational & Cultural Facilities Authority, 1.40%, National Jewish Federation Project, 06/02/08, LOC: U.S. Bank, N.A. (b)	3,430	3,430,000	0.2%
Colorado Educational & Cultural Facilities Authority, 1.40%, National Jewish Federation Project, Series 06, 06/02/08, LOC: J.P. Morgan Chase Bank (b)	3,600	3,600,000	0.2%
Colorado Educational & Cultural Facilities Authority, 1.40%, National Jewish Federation Project, Series 07C-5, 06/02/08, LOC: U.S. Bank, N.A. (b)	2,400	2,400,000	0.1%
Colorado Educational & Cultural Facilities Authority, 1.40%, National Jewish Federation Project, Series A-7, 06/02/08, LOC: Bank of America, N.A. (b)	1,455	1,455,000	0.1%
Colorado Educational & Cultural Facilities Authority, 1.40%, National Jewish Federation Project, Series C-1, 06/02/08, LOC: U.S. Bank, N.A. (b)	1,965	1,965,000	0.1%
Colorado Educational & Cultural Facilities Authority, 1.40%, National Jewish Federation Project, Series D-2, 06/02/08, LOC: J.P. Morgan Chase Bank (b)	3,000	3,000,000	0.2%
Colorado Educational & Cultural Facilities Authority, 1.60%, Northwest University Project, 06/05/08, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.3%
Colorado Educational & Cultural Facilities Authority, 1.62%, Campus Village Apartments Project, Series 05, 06/05/08, LOC: Citibank, N.A. (b)	6,300	6,300,000	0.3%
Colorado Health Facilities Authority, 1.45%, Hospital Revenue Bond, Exempla Inc. Project, Series 02B, 06/05/08, LOC: U.S. Bank, N.A. (b)	2,295	2,295,000	0.1%
Colorado Health Facilities Authority, 1.60%, Adventist Health System Project, Series 04B, 06/05/08, LOC: SunTrust Bank (b)	2,900	2,900,000	0.2%
Denver Urban Renewal Authority, 1.64%, Series A-1, 06/05/08, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.2%
Telluride, 1.70%, Floor Open Space Project, Series 07, 06/04/08, LOC: Key Bank (b)	7,135	7,135,000	0.4%
Traer Creek Metropolitan District, 1.65%, Eagle County Project, Series 02, 06/04/08, LOC: BNP Paribas (b)	2,300	2,300,000	0.1%
Westminster Economic Development Authority, 1.65%, IDRB, Mandalay Gardens Urban Renewal Project, Series 06, 06/05/08, LOC: Depfa Bank PLC (b)	3,470	3,470,000	0.2%
Connecticut - 0.1%
Connecticut Health & Educational Facility Authority, 1.60%, Yale University Project, Series 01V-2, 06/02/08 (b)	2,030	2,030,000	0.1%
Delaware - 1.0%
Deleware Economic Development Authority, 1.62%, Independence School Inc. Project, Series 03, 06/05/08, LOC: Citizens Bank (b)	8,250	8,250,000	0.5%
Delaware Economic Development Authority, 1.63%, Archmere Academy Project, Series 06, 06/05/08, LOC: PNC Bank (b)	10,050	10,050,000	0.6%
District Of Columbia - 2.7%
District of Columbia, 1.55%, AARP Foundation Project, Series 04, 06/05/08, LOC: Bank of America, N.A. (b)	1,100	1,100,000	0.1%
District of Columbia, 1.60%, Washington Drama Society Project, Series 08, 06/05/08, LOC: J.P. Morgan Chase Bank (b)	15,000	15,000,000	0.8%
District of Columbia, 1.61%, Consortium Issue Project, 06/05/08, LOC: Wachovia Bank, N.A. (b)	12,520	12,520,000	0.7%
District of Columbia, 1.63%, Educational Facilities Revenue Bond, The Field School Inc. Project, Series 01A, 06/05/08, LOC: Wachovia Bank, N.A. (b)	4,900	4,900,000	0.3%
District of Columbia, 1.65%, Series 08C, 06/04/08, LOC: Dexia (b)	5,000	5,000,000	0.3%
District of Columbia, GO, 1.60%, FGIC, Series 01D, 06/04/08, BPA: Morgan Stanley Group, Inc. (b)	10,000	10,000,000	0.6%
Florida - 7.6%
Brevard County Health Facilities Authority, 1.35%, Health First Inc. Project, 06/02/08, LOC: SunTrust Bank (b)	1,200	1,200,000	0.1%
Florida Board of Education, 5.00%, Series 06C, 06/01/09	2,750	2,831,596	0.2%
Florida Division of Bond Finance, 5.50%, Environmental Protection Project, FSA, Series 00A, 07/01/08	9,500	9,513,224	0.5%
Florida Higher Educational Facilities Financial Authority, 1.60%, Flagler College Project, Series 05, 06/04/08, LOC: SunTrust Bank (b)	7,465	7,465,000	0.4%
Florida Higher Educational Facilities Financial Authority, 1.62%, Southeastern University Project, Series 05, 06/05/08, LOC: Regions Bank (b)	12,980	12,980,000	0.7%
Highlands County Health Facilities Authority, 1.63%, Adventist Health System Project, Series 03A, 06/05/08, LOC: SunTrust Bank (b)	8,800	8,800,000	0.5%
Jacksonville Health Facilities Authority, 1.30%, Baptist Medical Center Project, Series 01, 06/02/08, LOC: Wachovia Bank, N.A. (b)	2,250	2,250,000	0.1%
Jacksonville Health Facilities Authority, 1.30%, Series 03C, 06/02/08, LOC: Bank of America, N.A. (b)	2,200	2,200,000	0.1%
JEA District Energy Systems, 1.55%, Series 04A, 06/05/08, LOC: State Street Bank & Trust Co. (b)	14,430	14,430,000	0.8%
Martin County Health Facilities Authority, 1.60%, Martin Memorial Medical Center Project, Series 07B, 06/05/08, LOC: Wachovia Bank, N.A. (b)	6,000	6,000,000	0.3%
Orange County Housing Finance Authority, 1.62%, MFHRB, Heather Glen Apartments Project, Series 01E, 06/04/08, LOC: FNMA (b)	1,900	1,900,000	0.1%
Orange County Industrial Development Authority, 1.60%, IDRB, Catholic Diocese Project, 06/04/08, LOC: SunTrust Bank (b)	8,000	8,000,000	0.4%
Palm Beach County, 1.61%, Kings Academy Inc. Project, Series 06, 06/05/08, LOC: Wachovia Bank, N.A. (b)	10,910	10,910,000	0.6%
Palm Beach County, 1.65%, Gulfstream Goodwill Industries Project, Series 06, 06/05/08, LOC: Wachovia Bank, N.A. (b)	4,305	4,305,000	0.2%
Palm Beach County, 1.67%, Henry Morrison Flagler Project, Series 03, 06/05/08, LOC: Northern Trust Company (b)	5,875	5,875,000	0.3%
Palm Beach County, 1.71%, Norton Gallery Inc. Project, 06/04/08, LOC: Bank of America, N.A. (b)	3,075	3,075,000	0.2%
Palm Beach County, 1.71%, Norton Gallery Inc. Project, 06/04/08, LOC: Northern Trust Company (b)	3,385	3,385,000	0.2%
Palm Beach County Health Facilities Authority, 1.35%, Bethesda Healthcare Systems Project, Series 01, 06/02/08, LOC: SunTrust Bank (b)	1,100	1,100,000	0.1%
Pinellas County Educational Facilities Authority, 1.64%, Canterbury School of Florida Project, Series 04, 06/04/08, LOC: SunTrust Bank (b)	1,675	1,675,000	0.1%
Pinellas County Health Facility Authority, 1.61%, Suncoast Hospice Project, Series 04, 06/05/08, LOC: Wachovia Bank, N.A. (b)	6,810	6,810,000	0.4%
Pinellas County Industrial Development Authority, 1.65%, Family Resources Inc. Project, Series 03, 06/04/08, LOC: SunTrust Bank (b)	2,125	2,125,000	0.1%
Sarasota County, 1.65%, Sarasota Military Academy Project, Series 08, 06/05/08, LOC: Wachovia Bank, N.A. (b)	2,245	2,245,000	0.1%
Tampa, 1.55%, Tampa Preparatory School Inc. Project, Series 00, 06/04/08, LOC: SunTrust Bank (b)	3,000	3,000,000	0.2%
Tampa, 1.60%, Educational Facilities Revenue Bond, Academy of the Holy Names Project, Series 01, 06/04/08, LOC: SunTrust Bank (b)	1,380	1,380,000	0.1%
Temple Terrace, 1.60%, Lifepath Hospice Project, 06/04/08, LOC: SunTrust Bank (b)	2,800	2,800,000	0.2%
USF Financing Corporation, 1.60%, Series 07, 06/04/08, LOC: Wachovia Bank, N.A. (b)	3,500	3,500,000	0.2%
Washington County, 1.67%, Sales Tax Revenue Bonds, Series 03A, 06/05/08, LOC: SunTrust Bank (b)	5,900	5,900,000	0.3%
Georgia - 4.3%
Atlanta, 1.65%, FSA, Series 01B, 06/05/08, BPA: Dexia (b)	5,020	5,020,000	0.3%
Bibb County Development Authority, 1.60%, Mount de Sales Academy Project, Series 00, 06/04/08, LOC: SunTrust Bank (b)	2,600	2,600,000	0.1%
Cobb County Hospital Authority, 1.64%, Equipment Pool Project, Series 06, 06/05/08, LOC: SunTrust Bank (b)	1,000	1,000,000	0.1%
Coweta County Residential Care for the Elderly Authority, 1.60%, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 06/04/08, LOC: Branch Banking & Trust (b)	3,600	3,600,000	0.2%
DeKalb County Hospital Authority, 1.60%, DeKalb Medical Center Inc. Project, Series 05, 06/04/08, LOC: SunTrust Bank (b)	16,765	16,765,000	0.9%
Fulton County Development Authority, 1.60%, Galloway Schools Inc. Project, Series 02, 06/04/08, LOC: SunTrust Bank (b)	3,300	3,300,000	0.2%
Fulton County Development Authority, 1.60%, Shepard Center Inc. Project, Series 05, 06/04/08, LOC: SunTrust Bank (b)	15,500	15,500,000	0.9%
Fulton County Development Authority, 1.63%, Catholic Education of North Georgia Project, Series 02, 06/05/08, LOC: Wachovia Bank, N.A. (b)	1,300	1,300,000	0.1%
Fulton County Residential Care for the Elderly Authority, 1.57%, First Mortgage Lenbrook Project, Series C, 06/04/08, LOC: Bank of Scotland (b)	18,550	18,550,000	1.0%
Metropolitan Atlanta Rapid Transit Authority, 1.60%, Series 00B, 06/04/08 (b)	5,000	5,000,000	0.3%
Richmond County Development Authority, 1.50%, MCG Health Inc. Project, Series 08A, 06/04/08, LOC: UBS AG (b)	3,000	3,000,000	0.2%
Rockdale County Hospital Authority, 1.55%, Rockdale Medical Center Inc. Project, Series 03B, 06/05/08, LOC: Bank of America, N.A. (b)	1,750	1,750,000	0.1%
Illinois - 7.3%
Chicago, 1.60%, Subordinate Lien Revenue Bonds, Series 00, 06/04/08, LOC: Bank One, N.A. (b)	6,900	6,900,000	0.4%
Chicago, GO, 1.63%, FSA, Series 03B-1, 06/04/08, BPA: Depfa Bank PLC (b)	6,000	6,000,000	0.3%
Hennepin, 1.75%, Pollution Control Revenue Bond, Hennepin-Hopper Lakes Project, Series 01, 06/05/08, LOC: Harris Trust and Savings Bank (b)	2,300	2,300,000	0.1%
Hoffman Estates, 1.63%, Series 05, 06/05/08, LOC: Northern Trust Company (b)	9,900	9,900,000	0.5%
Illinois Educational Facilities Authority, 1.55%, Saint Xavier University Project, Series A, 06/05/08, LOC: LaSalle National Trust, N.A. (b)	5,725	5,725,000	0.3%
Illinois Educational Facilities Authority, 1.60%, Elmhurst College Project, 06/04/08, LOC: Bank One, N.A. (b)	1,600	1,600,000	0.1%
Illinois Finance Authority, 1.51%, Elmhurst Memorial Healthcare Project, 06/04/08, LOC: Northern Trust Company (b)	4,000	4,000,000	0.2%
Illinois Finance Authority, 1.55%, Elmhurst Memorial Healthcare Project, 06/05/08, LOC: Fifth Third Bank (b)	4,500	4,500,000	0.2%
Illinois Finance Authority, 1.55%, Elmhurst Memorial Healthcare Project, 06/05/08, LOC: Citizens Bank (b)	13,000	13,000,000	0.7%
Illinois Finance Authority, 1.55%, Uniform Law Foundation Project, Series 07, 06/05/08, LOC: Lasalle Bank, N.A. (b)	2,740	2,740,000	0.2%
Illinois Finance Authority, 1.60%, Chicago Symphony Orchestra Project, 06/05/08, LOC: Citizens Bank (b)	6,015	6,015,000	0.3%
Illinois Finance Authority, 1.60%, Chicago Symphony Orchestra Project, Series 99, 06/04/08, LOC: Bank One, N.A. (b)	2,600	2,600,000	0.1%
Illinois Finance Authority, 1.60%, Monarch Landing Inc. Project, Series 07B, 06/05/08, LOC: Fifth Third Bank (b)	5,000	5,000,000	0.3%
Illinois Finance Authority, 1.60%, Window to the World Communications Inc. Project, 06/04/08, LOC: LaSalle National Trust, N.A. (b)	1,000	1,000,000	0.1%
Illinois Finance Authority, 1.64%, Lake Forest Country Day School Project, Series 05, 06/04/08, LOC: Northern Trust Company (b)	3,000	3,000,000	0.2%
Illinois Finance Authority, 1.64%, North Shore Country Day School Project, Series 03, 06/04/08, LOC: Northern Trust Company (b)	7,200	7,200,000	0.4%
Illinois Finance Authority, 1.64%, Sacred Heart School Project, Series 08, 06/04/08, LOC: Fifth Third Bank (b)	4,400	4,400,000	0.2%
Illinois Finance Authority, 1.65%, Chicago Symphony Orchestra Project, Series 94, 06/04/08, LOC: Northern Trust Company (b)	14,900	14,900,000	0.8%
Illinois Finance Authority, 1.65%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 06/04/08, LOC: Bank of America, N.A. (b)	2,000	2,000,000	0.1%
Illinois Finance Authority, 1.70%, Francis W. Parker School Project, Series 99, 06/04/08, LOC: Harris Trust and Savings Bank and Northern Trust Company (b)	2,095	2,095,000	0.1%
Lake County Forest Preservation District, GO, 4.90%, Land Acquisition and Development Project, 12/15/08	2,500	2,537,804	0.1%
Lisle, 1.60%, MFHRB, Four Lakes Phase V Project, Series 96, 06/04/08, LOC: LaSalle National Trust, N.A. (b)	12,500	12,500,000	0.7%
Will County, 1.61%, University of St. Francis Project, Series 05, 06/04/08, LOC: Fifth Third Bank (b)	11,110	11,110,000	0.6%
Indiana - 4.9%
Indiana Development Finance Authority, 1.60%, Eiteljorg Museum Project, Series 04, 06/04/08, LOC: Bank One, N.A. (b)	2,000	2,000,000	0.1%
Indiana Educational Facilities Authority, 1.60%, Wesleyan University Project, Series 98A, 06/04/08, LOC: Bank One, N.A. (b)	4,640	4,640,000	0.3%
Indiana Educational Facilities Authority, 1.63%, St. Joseph's College Project, Series 04, 06/05/08, LOC: Royal Bank of Scotland (b)	15,955	15,955,000	0.9%
Indiana Educational Facilities Authority, 1.65%, Earlham College Project, Series 04E, 06/05/08, LOC: U.S. Bank, N.A. (b)	4,800	4,800,000	0.3%
Indiana Educational Facilities Authority, 1.65%, Hanover College Project, Series B, 06/05/08, LOC: Bank One, N.A. (b)	3,400	3,400,000	0.2%
Indiana Finance Authority, 1.74%, University H.S. Project, Series 06, 06/05/08, LOC: KBC Bank (b)	2,100	2,100,000	0.1%
Indiana Health Facility Financing Authority, 1.55%, Hospital Revenue Bond, Community Hospitals Project, Series B, 06/05/08, LOC: Bank of America, N.A. (b)	10,600	10,600,000	0.6%
Indiana Municipal Power Agency, 1.54%, Series 98A, 06/04/08, LOC: Dexia (b)	13,550	13,550,000	0.8%
Marion, 1.55%, Wesleyan University Project, Series 06, 06/05/08, LOC: Bank of America, N.A. (b)	14,000	14,000,000	0.8%
White County Hospital Association, 1.62%, Series 06, 06/05/08, LOC: Regions Bank (b)	17,600	17,600,000	1.0%
Iowa - 1.0%
Iowa, 4.00%, Tax & Revenue Anticipation Notes, Series 07, 06/30/08	7,500	7,504,381	0.4%
Iowa Finance Authority, 5.00%, Iowa Revolving Fund Project, Series 01, 08/01/08	2,000	2,008,996	0.1%
Wapello County, GO, 3.60%, Ottumwa Regional Health Center Project, Series 04, 06/05/08, LOC: J.P. Morgan Chase Bank (b)	8,100	8,100,000	0.4%
Kansas - 0.6%
Kansas Development Finance Authority, 1.62%, Adventist Health System Project, 06/05/08, LOC: SunTrust Bank (b)	5,915	5,915,000	0.3%
Olathe, 1.55%, Cedar Lake Village Inc. Project, Series 04, 06/05/08, LOC: Bank of America, N.A. (b)	4,930	4,930,000	0.3%
Kentucky - 3.0%
Christian County Association of Leasing Trust, 1.40%, Series 07B, 06/02/08, LOC: U.S. Bank, N.A. (b)	13,850	13,850,000	0.8%
Jefferson County, 1.65%, Franciscan Eldercare Services Project, Series 01, 06/05/08, LOC: Lasalle Bank, N.A. (b)	3,420	3,420,000	0.2%
Jefferson County Student Housing, 1.62%, University of Louisville Phase II Project, Series 02A, 06/05/08, LOC: Regions Bank (b)	9,160	9,160,000	0.5%
Kentucky Property & Buildings Commission, 4.50%, Project #88, FGIC, 11/01/08	5,795	5,821,423	0.3%
Lexington- Fayette Urban County Government, 1.65%, Sayre School Project, Series 01, 06/05/08, LOC: Fifth Third Bank (b)	7,145	7,145,000	0.4%
Middletown, 1.60%, Christian Academy of Louisville Project, Series 04, 06/05/08, LOC: J.P. Morgan Chase Bank (b)	10,365	10,365,000	0.6%
Shelby County, 1.40%, Series A, 06/02/08, LOC: U.S. Bank, N.A. (b)	4,290	4,290,000	0.2%
Louisiana - 4.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.60%, LaShip LLC Project, 06/04/08, LOC: Regions Bank (b)	2,300	2,300,000	0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.62%, University of Louisiana at Monroe Project, Series 04A, 06/05/08, LOC: Regions Bank (b)	8,000	8,000,000	0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.62%, University of Louisiana at Monroe Project, Series 07B, 06/05/08, LOC: Regions Bank (b)	12,515	12,515,000	0.7%
Louisiana Offshore Terminal Authority, 1.60%, Deep Water Port Refunding Loop LLC Project, Series 03B, 06/04/08, LOC: Bank One, N.A. (b)	20,600	20,600,000	1.1%
Louisiana Public Facilities Authority, 1.55%, Tiger Athletic Foundation Project, Series 04, 06/05/08, LOC: Regions Bank (b)	23,610	23,610,000	1.3%
St. Charles Parish, 1.25%, Shell Oil Company Project, Series 92B, 06/02/08 (b)	1,800	1,800,000	0.1%
Tangipahoa Parish Hospital Service District No. 1, 1.62%, Hospital Revenue Bond, North Oaks Medical Center Project, Series 03B, 06/05/08, LOC: Allied Irish Banks (b)	20,000	20,000,000	1.1%
Maine - 0.6%
Maine Finance Authority, 1.62%, IDRB, Jackson Laboratory Project, Series 02, 06/05/08, LOC: Bank of America, N.A. (b)	5,390	5,390,000	0.3%
Maine Health & Higher Educational Facilities Authority, 1.50%, Series 08A, 06/05/08, LOC: KBC Bank (b)	5,000	5,000,000	0.3%
Maryland - 1.8%
Chestertown, 1.64%, Washington College Project, Series 08A, 06/05/08, LOC: Citizens Bank (b)	3,500	3,500,000	0.2%
Maryland, GO, 5.25%, Series 02, 02/01/09	5,000	5,106,867	0.3%
Maryland, GO, 5.00%, Series 06A, 03/01/09	4,900	5,014,150	0.3%
Maryland Health & Higher Educational Facilities Authority, 1.60%, French International School Project, Series 04, 06/04/08, LOC: SunTrust Bank (b)	5,075	5,075,000	0.3%
Montgomery County, 1.55%, Georgetown Preparatory School Project, Series 05, 06/05/08, LOC: Bank of America, N.A. (b)	9,210	9,210,000	0.5%
Montgomery County, 1.55%, Institute for Genomic Research Project, 06/05/08, LOC: Bank of America, N.A. (b)	4,650	4,650,000	0.3%
Massachusetts - 1.9%
Massachusetts Development Finance Agency, 1.50%, Boston Children's Museum Project, Series 06, 06/04/08, LOC: Citizens Bank (b)	2,320	2,320,000	0.1%
Massachusetts Health & Educational Facilities Authority, 1.30%, Harvard University Project, Series 00Y, 06/05/08 (b)	25,000	25,000,000	1.4%
Massachusetts Health & Educational Facilities Authority, 1.35%, Harvard University Project, Series 04GG-1, 06/05/08 (b)	7,400	7,400,000	0.4%
Michigan - 1.5%
Macomb County Hospital Finance, 1.45%, Mount Clemens Regional Medical Center Project, Series 03A-1, 06/02/08, LOC: Comerica Bank (b)	9,680	9,680,000	0.5%
Michigan Higher Education Facilities Authority, 1.55%, Albion College Project, Series 06, 06/05/08, LOC: J.P. Morgan Chase Bank (b)	10,200	10,200,000	0.6%
Michigan Hospital Finance Authority, 1.53%, Henry Ford Health System Project, Series 07, 06/04/08, LOC: J.P. Morgan Chase Bank (b)	1,500	1,500,000	0.1%
Michigan Strategic Fund, 1.30%, Henry Ford Museum Project, Series 02, 06/02/08, LOC: Comerica Bank (b)	5,000	5,000,000	0.3%
Minnesota - 0.2%
Minnesota Metropolitan Council, GO, 5.00%, Series 05C, 02/01/09	3,935	4,012,769	0.2%
Mississippi - 2.6%
Jackson County, 1.25%, Industrial Development Revenue Bond, Chevron USA Inc. Project, Series 93, 06/02/08 (b)	2,295	2,295,000	0.1%
Jackson County, 1.50%, Pollution Control Revenue Bond, Chevron USA Inc. Project, Series 93, 06/02/08 (b)	9,875	9,875,000	0.5%
Jackson Redevelopment Authority, 1.60%, Jackson Medical Mall Foundation Project, Series 97A, 06/05/08, LOC: J.P. Morgan Chase Bank (b)	2,570	2,570,000	0.1%
Mississippi Business Finance Commission, 1.60%, Petal Gas Storage LLC Project, Series 07, 06/04/08, LOC: SunTrust Bank (b)	10,000	10,000,000	0.6%
Mississippi Business Finance Corporation, 1.62%, Gulfport Promenade Project, Series 07, 06/05/08, LOC: Regions Bank (b)	4,000	4,000,000	0.2%
Mississippi, GO, 5.25%, Series 01, 09/01/08	5,000	5,032,963	0.3%
Mississippi Hospital Equipment & Facilities Authority, 1.62%, Hospital Revenue Bond, Grenada Lake Medical Center Project, Series 07, 06/05/08, LOC: Regions Bank (b)	13,380	13,380,000	0.7%
Missouri - 0.8%
Bi-State Development Agency Missouri-Illinois Metropolitan District, 1.60%, Metrolink Project, Series A, 06/04/08, LOC: J.P. Morgan Chase Bank (b)	2,500	2,500,000	0.1%
Independence Industrial Development Authority, 1.55%, Groves and Graceland Project, Series 97A, 06/05/08, LOC: Bank of America, N.A. (b)	1,210	1,210,000	0.1%
Missouri Health & Educational Facilities Authority, 1.55%, Truman Medical Center Inc. Project, Series 05, 06/05/08, LOC: Bank of America, N.A. (b)	1,320	1,320,000	0.1%
Missouri Health & Educational Facilities Authority, 1.65%, Lutheran Senior Services Project, Series 00, 06/04/08, LOC: U.S. Bank, N.A. (b)	5,725	5,725,000	0.3%
Missouri Highways & Transit Commission, 1.60%, Series 05B-1, 06/04/08, LOC: State Street Bank & Trust Co. (b)	3,775	3,775,000	0.2%
Nevada - 0.3%
Clark County, 1.53%, Series 08D-2, 06/04/08, LOC: Landesbank Baden Wurttenburg (b)	5,000	5,000,000	0.3%
New Hampshire - 1.3%
New Hampshire Health & Education Facilities Authority, 1.62%, Easter Seals Project, Series 04H-A, 06/05/08, LOC: Royal Bank of Scotland (b)	5,000	5,000,000	0.3%
New Hampshire Health & Education Facilities Authority, 1.64%, Brewster Academy Project, Series 05, 06/05/08, LOC: Allied Irish Banks (b)	5,165	5,165,000	0.3%
New Hampshire Health & Education Facilities Authority, 1.64%, Crotched Mountain Rehabilitation Center, Series 06, 06/05/08, LOC: Allied Irish Banks (b)	13,250	13,250,000	0.7%
New Jersey - 0.5%
New Jersey Economic Development Authority, 1.25%, Morris Hall/St. Lawrence Project, 06/04/08, LOC: Wachovia Bank, N.A. (b)	1,280	1,280,000	0.1%
Tobacco Settlement Financing Corporation, 4.38%, Series 03, 06/05/08 (b)	8,635	8,635,000	0.5%
New Mexico - 1.5%
Farmington, 1.65%, Hospital Revenue Bond, San Juan Regional Medical Center Project, Series 04B, 06/05/08, LOC: Bank of Nova Scotia (b)	9,500	9,500,000	0.5%
New Mexico Finance Authority, 1.55%, Subordinate Lien Revenue Bonds, Subseries B-1, 06/05/08, LOC: State Street Bank & Trust Co. (b)	5,000	5,000,000	0.3%
New Mexico Hospital Equipment Loan Council, 1.60%, Presbyterian Healthcare Services Project, FSA, Series 05B, 06/04/08, BPA: Citibank, N.A. (b)	12,425	12,425,000	0.7%
New York - 1.7%
Bethlehem Industrial Development Agency, 1.57%, American Housing Foundation Inc. Project, Series A, 06/05/08, LOC: Citizens Bank (b)	3,900	3,900,000	0.2%
New York City Industrial Development Agency, 1.41%, American Society Technion Project, Series 03, 06/04/08, LOC: Allied Irish Banks (b)	2,565	2,565,000	0.1%
New York City Municipal Water Finance Authority, 1.41%, Subseries B-4, 06/05/08, BPA: BNP Paribas (b)	2,000	2,000,000	0.1%
New York City Transitional Finance Authority, 1.54%, Series 03C-3, 06/04/08, BPA: Dexia (b)	5,500	5,500,000	0.3%
New York City Trust for Cultural Resources, 1.41%, Alvin Ailey Dance Foundation Project, Series 03, 06/04/08, LOC: Citibank, N.A. (b)	2,900	2,900,000	0.2%
New York Housing Development Corporation, 1.60%, MFHRB, The Crest Project, Series A, 06/04/08, LOC: Landesbank Hessen-Thueringen (b)	1,200	1,200,000	0.1%
Triborough Bridge & Tunnel Authority, 1.45%, General Revenue Refunding Bond, Series 05B-4, 06/05/08, BPA: Landesbank Baden Wurttenburg (b)	11,500	11,500,000	0.6%
Triborough Bridge & Tunnel Authority, 1.45%, Series 05B-1, 06/05/08, BPA: Depfa Bank PLC (b)	2,000	2,000,000	0.1%
North Carolina - 5.0%
Mecklenburg County, GO, 5.00%, Series 08B, 02/01/09	3,000	3,055,478	0.2%
Mecklenburg County, GO, 5.00%, Series 04C, 03/01/09	5,850	5,988,496	0.3%
North Carolina Capital Facilities Finance Agency, 1.55%, Pfeiffer University Project, Series 06, 06/05/08, LOC: Bank of America, N.A. (b)	10,250	10,250,000	0.6%
North Carolina Capital Facilities Finance Agency, 1.55%, YMCA of Greater Charlotte Project, Series 07B, 06/05/08, LOC: Wachovia Bank, N.A. (b)	5,370	5,370,000	0.3%
North Carolina Capital Facilities Finance Agency, 1.55%, YMCA of the Triangle Area Project, Series 06, 06/05/08, LOC: Wachovia Bank, N.A. (b)	2,500	2,500,000	0.1%
North Carolina Capital Facilities Finance Agency, 1.60%, Elon University Project, Series 01C, 06/04/08, LOC: Bank of America, N.A. (b)	5,800	5,800,000	0.3%
North Carolina Capital Facilities Finance Agency, 1.60%, Mars Hill College Project, 06/05/08, LOC: Wachovia Bank, N.A. (b)	2,200	2,200,000	0.1%
North Carolina Capital Facilities Finance Agency, 1.61%, Durham Academy Project, Series 01, 06/05/08, LOC: Wachovia Bank, N.A. (b)	7,790	7,790,000	0.4%
North Carolina Capital Facilities Finance Agency, 1.61%, Methodist College Project, Series 05, 06/05/08, LOC: Wachovia Bank, N.A. (b)	3,300	3,300,000	0.2%
North Carolina Educational Facilities Finance Agency, 1.55%, Queens College Project, Series 99A, 06/05/08, LOC: Bank of America, N.A. (b)	1,100	1,100,000	0.1%
North Carolina Educational Facilities Finance Agency, 1.63%, Johnson C. Smith University Project, Series 99, 06/05/08, LOC: Wachovia Bank, N.A. (b)	4,796	4,796,000	0.3%
North Carolina Educational Facilities Finance Agency, 1.63%, Ravenscroft School Inc. Project, 06/05/08, LOC: Wachovia Bank, N.A. (b)	4,280	4,280,000	0.2%
North Carolina Educational Facilities Finance Agency, 1.63%, Roman Catholic Diocese Project, Series 00, 06/05/08, LOC: Wachovia Bank, N.A. (b)	1,720	1,720,000	0.1%
North Carolina, GO, 1.55%, Public Improvement Project, Series 02E, 06/04/08, LOC: Landesbank Hessen-Thueringen (b)	3,100	3,100,000	0.2%
North Carolina Medical Care Commission, 1.25%, Iredell Memorial Hospital Project, Series 07, 06/02/08, LOC: Bank of America, N.A. (b)	5,150	5,150,000	0.3%
North Carolina Medical Care Commission, 1.60%, Healthcare Facilities Revenue Bond, Watauga Medical Center Project, Series 05, 06/05/08, LOC: Wachovia Bank, N.A. (b)	6,535	6,535,000	0.4%
North Carolina Medical Care Commission, 1.61%, Lenoir Memorial Hospital Project, 06/05/08, LOC: Wachovia Bank, N.A. (b)	6,165	6,165,000	0.3%
North Carolina Medical Care Commission, 1.65%, Cornelia Nixon Davis Healthcare Center Project, Series 03, 06/05/08, LOC: Wachovia Bank, N.A. (b)	3,680	3,680,000	0.2%
North Carolina Ports Authority, 1.60%, Series 06A-1, 06/04/08, LOC: Bank of America, N.A. (b)	8,000	8,000,000	0.4%
Ohio - 3.0%
Akron Bath Copley Joint Township Hospital District, 1.73%, Healthcare Facilities Revenue Bond, Sumner on Ridgewood Project, Series 02, 06/05/08, LOC: KBC Bank (b)	6,365	6,365,000	0.4%
Columbus, 1.41%, Series B, 06/05/08 (b)	3,000	3,000,000	0.2%
Cuyahoga County Port Authority, 1.56%, Euclid/93rd Garage & Office Project, Series 03, 06/04/08, LOC: Fifth Third Bank (b)	8,470	8,470,000	0.5%
Franklin County, 1.60%, Trinity Health Credit Group Project, FSA, Series 00F, 06/05/08, BPA: Bayerische Landesbank and J.P. Morgan Chase Bank (b)	15,100	15,100,000	0.8%
Hamilton County, 1.35%, Elizabeth Gamble Deaconess Home Project, Series B, 06/05/08, LOC: J.P. Morgan Chase Bank (b)	5,191	5,191,000	0.3%
Hamilton County, 1.55%, Episcopal Retirement Homes Project, Series 05B, 06/05/08, LOC: Key Bank (b)	1,935	1,935,000	0.1%
Ohio Air Quality Development Authority, 1.60%, Pollution Control Revenue Bond, Timken Company Project, Series 03, 06/04/08, LOC: Key Bank, N.A. (b)	6,400	6,400,000	0.4%
Ohio Air Quality Development Authority, 1.65%, Pollution Control Revenue Bond, Ohio Edison Company Project, Series 00C, 06/02/08, LOC: Wachovia Bank, N.A. (b)	1,000	1,000,000	0.1%
Ohio Higher Educational Facility Commission, 1.67%, Ashland University Project, Series 04, 06/05/08, LOC: Key Bank (b)	4,000	4,000,000	0.2%
Salem, 1.55%, Hospital Revenue Bond, Salem Community Hospital Project, Series 05, 06/05/08, LOC: J.P. Morgan Chase Bank (b)	2,420	2,420,000	0.1%
Oklahoma - 0.3%
University Hospitals Trust, 1.55%, Series A, 06/04/08, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.3%
Oregon - 0.9%
Multnomah County Hospital Facilities Authority, 1.45%, Holladay Park Plaza Inc. Project, Series 03, 06/02/08, LOC: Allied Irish Banks (b)	2,100	2,100,000	0.1%
Oregon Department of Administrative Services, 5.00%, FSA, Series 03, 09/01/08	2,125	2,141,678	0.1%
Oregon Health & Sciences University, 1.50%, OSHU Medical Group Project, Series 04B, 06/04/08, LOC: Bank of New York and California Teachers Retirement System (b)	8,100	8,100,000	0.4%
Oregon Health Housing Educational & Cultural Facilities Authority, 1.45%, Sacred Heart Medical Center Project, Series 98A, 06/05/08, LOC: U.S. Bank, N.A. (b)	4,200	4,200,000	0.2%
Pennsylvania - 8.4%
Commonwealth of Pennsylvania, GO, 5.00%, Series 01, 01/15/09	5,000	5,092,001	0.3%
Cumberland County Municipal Authority, 1.58%, LSN/TLS Obligated Group Project, Series A, 06/05/08, LOC: Wachovia Bank, N.A. (b)	1,070	1,070,000	0.1%
Delaware County Industrial Development Authority, 1.63%, Academy of Notre Dame Project, Series 07, 06/05/08, LOC: Citizens Bank (b)	5,330	5,330,000	0.3%
Delaware Valley Regional Financial Authority, 1.47%, Series 85A, 06/04/08, LOC: Bayerische Landesbank (b)	3,300	3,300,000	0.2%
Delaware Valley Regional Financial Authority, 1.47%, Series 86, 06/04/08, LOC: Bayerische Landesbank (b)	5,900	5,900,000	0.3%
Delaware Valley Regional Financial Authority, 1.47%, Series B, 06/04/08, LOC: Bayerische Landesbank (b)	5,400	5,400,000	0.3%
Emmaus General Authority, 1.65%, Subseries F-24, 06/04/08, LOC: Depfa Bank PLC (b)	4,500	4,500,000	0.2%
Montgomery County Industrial Development Authority, 1.60%, Philadelphia Presbyterian Homes Project, Series 05A, 06/05/08, LOC: Wachovia Bank, N.A. (b)	12,300	12,300,000	0.7%
Moon Industrial Development Authority, 1.55%, Providence Point Project, 06/05/08, LOC: Bank of Scotland (b)	29,700	29,700,000	1.6%
Pennsylvania Turnpike Commission, 1.60%, Series 02A-1, 06/04/08, BPA: Westdeutsche Landesbank (b)	33,290	33,290,000	1.8%
Pennsylvania Turnpike Commission, 1.60%, Series A-3, 06/04/08, BPA: Bayerische Landesbank (b)	2,300	2,300,000	0.1%
Philadelphia Authority for Industrial Development, 1.55%, Girard Estate Tower Project, Series 02, 06/05/08, LOC: J.P. Morgan Chase Bank (b)	11,200	11,200,000	0.6%
Philadelphia Authority for Industrial Development, 1.60%, IDRB, Regional Performing Arts Center Project, Series 00, 06/04/08, LOC: Wachovia Bank, N.A. (b)	23,650	23,650,000	1.3%
Philadelphia Authority for Industrial Development, 1.63%, Chestnut Hill College Project, Series 07, 06/05/08, LOC: Wachovia Bank, N.A. (b)	4,500	4,500,000	0.2%
Philadelphia Authority for Industrial Development, 1.65%, Chestnut Hill College Project, Series 05, 06/05/08, LOC: Wachovia Bank, N.A. (b)	4,500	4,500,000	0.2%
Rhode Island - 4.1%
Rhode Island Economic Development Corporation, 5.00%, Department of Transportation Project, Series 06A, 06/15/08	5,500	5,502,655	0.3%
Rhode Island Health & Educational Building Corporation, 1.55%, Catholic School Project, Series 05A, 06/04/08, LOC: Citizens Bank (b)	7,995	7,995,000	0.4%
Rhode Island Health & Educational Building Corporation, 1.55%, Catholic School Project, Series 06, 06/04/08, LOC: Citizens Bank (b)	16,590	16,590,000	0.9%
Rhode Island Health & Educational Building Corporation, 1.55%, Child & Family Services of Newport Project, Series 06, 06/04/08, LOC: Citizens Bank (b)	11,000	11,000,000	0.6%
Rhode Island Health & Educational Building Corporation, 1.55%, Frassati Residence Project, Series 07, 06/04/08, LOC: Allied Irish Banks (b)	5,100	5,100,000	0.3%
Rhode Island Health & Educational Building Corporation, 1.55%, Highlander Charter School Project, Series 07, 06/04/08, LOC: Citizens Bank (b)	6,550	6,550,000	0.4%
Rhode Island Health & Educational Building Corporation, 1.55%, LaSalle Academy Project, Series 03, 06/04/08, LOC: Citizens Bank (b)	3,950	3,950,000	0.2%
Rhode Island Health & Educational Building Corporation, 1.55%, Meeting Street Center Project, Series 06, 06/04/08, LOC: Citizens Bank (b)	10,835	10,835,000	0.6%
Rhode Island Health & Educational Building Corporation, 1.55%, Paul Cuffee School Project, 06/04/08, LOC: Citizens Bank (b)	2,590	2,590,000	0.1%
Rhode Island Health & Educational Building Corporation, 1.55%, Thundermist Health Center Project, Series 04, 06/04/08, LOC: Bank of America, N.A. (b)	3,235	3,235,000	0.2%
South Carolina - 0.2%
Berkeley County, 1.30%, Pollution Control Revenue Bond, Amoco Chemical Company Project, Series 94, 06/02/08 (b)	500	500,000	0.0%
South Carolina Jobs, Economic Development Authority, 1.55%, Community YMCA Rock Hill Project, Series 04, 06/05/08, LOC: Bank of America, N.A. (b)	1,535	1,535,000	0.1%
South Carolina Jobs, Economic Development Authority, 1.63%, YMCA of Greenville Project, Series 07, 06/05/08, LOC: Wachovia Bank, N.A. (b)	1,652	1,652,000	0.1%
South Dakota - 0.4%
South Dakota Housing Development Authority, 1.67%, MFHRB, LaCrosse Investors LLP Project, Series 01, 06/05/08, LOC: FNMA (b)	6,495	6,495,000	0.4%
Tennessee - 2.3%
Chattanooga Health Educational & Housing Facility Board, 1.55%, Southern Adventist University Project, Series 03, 06/05/08, LOC: Bank of America, N.A. (b)	1,215	1,215,000	0.1%
Clarksville Public Building Authority, 1.60%, City of Murfreesboro Project, Series 08, 06/05/08, LOC: SunTrust Bank (b)	6,000	6,000,000	0.3%
Knox County Industrial Development Board, 1.62%, Cherokee Health Systems Project, Series 06, 06/05/08, LOC: Regions Bank (b)	7,000	7,000,000	0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 1.55%, Belmont University Project, Series 02, 06/04/08, LOC: SunTrust Bank (b)	2,015	2,015,000	0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 1.60%, Ensworth School Project, Series 02, 06/04/08, LOC: SunTrust Bank (b)	6,340	6,340,000	0.4%
Metropolitan Government Nashville & Davidson County Industrial Development Board, 1.60%, Father Ryan High School Project, Series 02, 06/04/08, LOC: SunTrust Bank (b)	2,850	2,850,000	0.2%
Metropolitan Government Nashville & Davidson County Industrial Development Board, 1.60%, Lipscomb University Project, Series 06, 06/04/08, LOC: SunTrust Bank (b)	2,000	2,000,000	0.1%
Sumner County, GO, 4.00%, MBIA, Series B, 06/01/08	4,065	4,065,000	0.2%
Tennessee, GO, 5.00%, FSA, Series 03A, 08/01/08	3,780	3,787,966	0.2%
Williamson County Industrial Development Board, 1.60%, Brentwood Academy Project, Series 05, 06/04/08, LOC: SunTrust Bank (b)	5,400	5,400,000	0.3%
Texas - 2.6%
Carrollton, Farmers Branch Independent School District, 4.00%, PSF, Series 08, 02/15/09	5,055	5,120,867	0.3%
College Station Independent School District, 5.00%, PSF, Series 02, 02/15/09	2,000	2,040,290	0.1%
Georgetown Health Facilities Development Corporation, 1.60%, Wesleyan Homes Inc. Project, Series 06, 06/04/08, LOC: Regions Bank (b)	5,000	5,000,000	0.3%
Houston Independent School District, 5.00%, Schoolhouse Project, PSF, Series 03, 02/15/09	7,750	7,911,631	0.4%
Kendall County Health Facility Development Corporation, 1.60%, Morningside Ministries Project, Series 08A, 06/05/08, LOC: Allied Irish Banks (b)	5,900	5,900,000	0.3%
Oakbend Medical Center, 1.46%, Series 08, 06/02/08, LOC: Regions Bank (b)	6,250	6,250,000	0.3%
San Antonio, 5.25%, Texas Electric and Gas Systems Project, 02/01/09	7,000	7,159,467	0.4%
Splendora Higher Education Facilities Corporation, 1.55%, Fellowship Christian Project, 06/05/08, LOC: Bank of America, N.A. (b)	1,090	1,090,000	0.1%
Spring Branch Independent School District, GO, 5.00%, PSF, 02/01/09	6,300	6,415,788	0.4%
Utah - 0.1%
Utah Transit Authority, 1.60%, Series 06B, 06/05/08, LOC: Fortis Bank (b)	1,450	1,450,000	0.1%
Virginia - 2.2%
Harrisonburg Industrial Development Authority, 1.45%, Rockingham Memorial Hospital Project, 06/04/08, LOC: SunTrust Bank (b)	2,095	2,095,000	0.1%
James City County Economic Development Authority, 1.55%, United Methodist Homes, Series 07C, 06/05/08, LOC: Lasalle Bank, N.A. (b)	10,000	10,000,000	0.6%
Loudon County, GO, 5.00%, Series 05B, 06/01/08	7,040	7,040,000	0.4%
Pocahontas Parkway Association, 5.25%, Series A, 08/15/08	3,100	3,121,515	0.2%
Richmond Industrial Development Authority, 1.46%, Church Schools Project, Series 05, 06/02/08, LOC: SunTrust Bank (b)	1,460	1,460,000	0.1%
Virginia Commonwealth Transportation Board, 5.50%, Federal Highway Reimbursement Anticipation Notes, Series 00, 10/01/08	5,000	5,060,319	0.3%
Virginia Public School Authority, 4.00%, Series 08, 04/15/09	10,935	11,129,010	0.6%
Washington - 1.6%
King County, 1.60%, Series 01A, 06/04/08, LOC: Landesbank Hessen-Thueringen (b)	2,100	2,100,000	0.1%
Washington Economic Development Finance Authority, 1.56%, Seadrunar Project, Series 00E, 06/05/08, LOC: U.S. Bank, N.A. (b)	2,235	2,235,000	0.1%
Washington Higher Education Facilities Authority, 1.55%, Bastyr University Project, Series 05, 06/05/08, LOC: Bank of America, N.A. (b)	7,400	7,400,000	0.4%
Washington Housing Finance Commission, 1.58%, Eastside Catholic School Project, Series 07B, 06/05/08, LOC: Key Bank, N.A. (b)	11,500	11,500,000	0.6%
Washington Housing Finance Commission, 1.75%, Forest Ridge School of the Sacred Heart Project, Series 05A, 06/05/08, LOC: Key Bank (b)	6,385	6,385,000	0.4%
West Virginia - 0.5%
West Virginia Hospital Finance Authority, 1.63%, Pallottine Health Services Project, Series 06, 06/05/08, LOC: Fifth Third Bank (b)	9,500	9,500,000	0.5%
Wisconsin - 1.6%
Wisconsin Center District, 1.60%, Series 01A, 06/04/08, LOC: U.S. Bank N.A. (b)	10,100	10,100,000	0.6%
Wisconsin, GO, 4.00%, Series 08A, 05/01/09	5,795	5,912,718	0.3%
Wisconsin Health & Educational Facilities Authority, 1.55%, Gundersen Lutheran Medical Center Project, Series 08B, 06/05/08, LOC: Wells Fargo Bank (b)	5,000	5,000,000	0.3%
Wisconsin Health & Educational Facilities Authority, 1.60%, Aurora Health Care Inc. Project, Series 99C, 06/04/08, LOC: KBC Bank (b)	4,375	4,375,000	0.2%
Wisconsin Health & Educational Facilities Authority, 1.65%, Upland Hills Health Project, Series C, 06/04/08, LOC: Allied Irish Banks (b)	3,000	3,000,000	0.2%
Wyoming - 1.1%
Sweetwater County, 1.61%, Memorial Hospital Project, Series 06B, 06/04/08, LOC: Key Bank, N.A. (b)	19,850	19,850,000	1.1%
Total notes, bonds & variable rate demand notes (cost $1,727,192,332)		1,727,192,332	95.7%
Commercial paper - 5.2%
Colorado - 0.8%
Transportation Regulations, 2.00%, 09/12/08, LOC: Westdeutsche Landesbank	15,200	15,200,000	0.8%
Illinois - 0.5%
Illinois Finance Authority, 1.25%, DePaul University Project, Series 08, 06/11/08, LOC: U.S. Bank, N.A.	9,000	9,000,000	0.5%
Kentucky - 1.1%
Pendleton County, GO, 1.87%, 09/05/08, LOC: J.P. Morgan Chase Bank	20,000	20,000,000	1.1%
Michigan - 0.6%
Michigan Building Authority, 1.70%, 08/07/08, LOC: Bank of New York and State Street Bank & Trust Co.	11,700	11,700,000	0.6%
New York - 0.6%
New York Metropolitan Transportation Authority, 2.95%, Series CP-1, Subseries A, 06/11/08, LOC: ABN-AMRO Bank N.V.	10,000	10,000,000	0.6%
Texas -1.6%
San Antonio, 1.80%, Electric & Gas Services Project, Series A, 07/02/08	10,000	10,000,000	0.6%
Texas A&M University Board of Regents, 1.40%, Revenue Financing System Project, 06/11/08	2,070	2,070,000	0.1%
Texas Public Finance Authority, 2.20%, Revenue Notes, Series 03, 06/05/08	11,500	11,500,000	0.6%
University of Texas Board of Regents, 1.43%, Series 02A, 06/06/08	5,000	5,000,000	0.3%
Total commercial paper (cost $94,470,000)		94,470,000	5.2%
Total investment portfolio (cost $1,821,662,332) (c)		1,821,662,332	100.9%
Other assets and liabilities, net		(16,810,906)	-0.9%
Net assets		$ 1,804,851,426	100.0%

(a) Earlier of the maturity date or the put date. (b) Floating rate notes are securities that generally are payable on demand within seven calendardays. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities,the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (c) The aggregate identified cost for federal income tax is the same.

BPA - Bond Purchase Agreement
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Holdings Ltd
GO - General Obligation
IDRB - Industrial Development Revenue Bond
LOC - Credit enhancement provided by letter of credit issued by noted institution
MBIA - Multiple Bond Insurance Association
MFHRB - Multi-Family Housing Revenue Bond
PSF - Permanent School Fund

NOTE 1 | Organization and Investment Objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund.

•

The Money Market Fund seeks to achieve maximum current income consistent with stability of principal.

•

The Municipal Money Market Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

Class offerings The Trust offers Class A shares to the public. In addition, the Money Market Fund offers Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if they were acquired through an exchange from another Heritage Mutual Fund.

NOTE 2 | Significant Accounting Policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Trust uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase agreements (applies to the Money Market Fund only) The Money Market Fund enters into repurchase agreements whereby the fund, through its custodian, receives delivery of the underlying securities, the market value of which, at the time of purchase, is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses The Trust is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. In the Money Market Fund, expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Money Market Fund are allocated to each class of shares based upon their relative percentage of net assets.

Class allocations (applies to the Money Market Fund only) Each class of shares has equal rights as to earnings and assets. Income, expenses, realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Trust uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 3 I New accounting pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax return positions presented and disclosed in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Manager has evaluated the Trust’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Trust’s financial statements.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Trust, and is not in a position at this time to estimate the significance of its impact on the Trust’s financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Heritage Cash Trust that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: July 28, 2008
/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 28, 2008

/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer
Date: July 28, 2008

/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer